Trade Receivables, Net - Schedule of Company’s Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	$ 4,947,264	$ 5,922,345
30 [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	4,909,392	5,500,821
31-60 [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	29,910	371,305
61-90 [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	1,255	5,524
91 and Over [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	$ 6,707	$ 44,695